Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management
Schedule of financial conglomerate

Financial Conglomerate	2022	2021

Regulatory Capital	1,091,675	485,498
Tier I	905,782	467,225
Common Equity	769,640	467,225
Additional	136,142	-
Tier II	185,893	18,273
Risk Weighted Assets (RWA)	5,106,361	2,144,499
Credit Risk (RWA CPAD)	3,958,772	1,891,177
Market Risk (RWA MPAD)	70,159	14,825
Operational Risk (RWA OPAD)	1,077,430	238,497
Capital Required	536,168	225,172
Margin	555,507	260,325
Basel Ratio	21.4%	22.6%
RBAN - Capital Required	128,320	896
Margin considering RBAN	427,187	259,429

Schedule of capital ratio

Nu Pagamentos	2022	2021

Adjusted Equity	1,135,199	570,418
Max Amount	3,923,171	2,487,136
Monthly average of payment transactions	3,923,171	2,487,136
Balance of electronic currencies	1,492,236	1,693,514
Capital Ratio	28.9%	22.9%